Other Current and Non-Current Assets- Schedule of Other Current Assets (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated-parties	[1]	$ 8,078	$ 1,835,826
Advances to employees		68,500	64,777
Other current assets		180,808	187,343
Total		$ 257,386	$ 2,087,946

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.